Long - Term Debt - Credit Facilities 4 (Details) $ in Thousands		11 Months Ended	12 Months Ended
	Sep. 19, 2019 USD ($)	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel Unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of vessels owned | Vessel		19	43
Outstanding amount			$ 912,849	$ 889,176
Repayments of debt			$ 262,810	0	$ 0
$38.5 Million Blue Ocean Credit Facility [Member]
Number of vessels owned | Unit			3
Line of credit facility issuance date			Oct. 03, 2018
Line of credit facility maximum borrowing capacity			$ 38,500
Line of Credit Facility, Expiration Date			Oct. 03, 2023
Line of Credit Facility, Number of Repayment Instalments			1
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Outstanding amount	$ 38,500	$ 38,500
Repayments of debt	$ 38,500
$180.5 Million Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility [Member]
Number of vessels owned | Vessel			3
Line of credit facility issuance date			Nov. 09, 2018
Line of credit facility maximum borrowing capacity			$ 180,500
Line of Credit Facility, Expiration Date			Jun. 30, 2022
Outstanding amount		$ 180,500
Senior Facility [Member]
Line of Credit Facility, Expiration Date			Jun. 30, 2022
Number of loan tranches			3
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			3.00%
Debt Service Coverage Ratio (DSCR)			110.00%
Outstanding amount			$ 129,487	141,900
Senior Facility [Member] | Tranche A [Member]
Line of Credit Facility, Number of Repayment Instalments			14
Line of Credit Facility, Periodic Payment			$ 868
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 35,148
Senior Facility [Member] | Tranche B [Member]
Line of Credit Facility, Number of Repayment Instalments			14
Line of Credit Facility, Periodic Payment			$ 863
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 35,218
Senior Facility [Member] | Tranche C [Member]
Line of Credit Facility, Number of Repayment Instalments			14
Line of Credit Facility, Periodic Payment			$ 858
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 35,288
Junior Facility [Member]
Line of Credit Facility, Expiration Date			Jun. 30, 2022
Number of loan tranches			3
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Interest Rate Description			LIBOR
Loan margin percentage			10.00%
Debt Service Coverage Ratio (DSCR)			110.00%
Outstanding amount			$ 35,223	$ 38,600
Junior Facility [Member] | Tranche A [Member]
Line of Credit Facility, Number of Repayment Instalments			14
Line of Credit Facility, Periodic Payment			$ 236
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 9,563
Junior Facility [Member] | Tranche B [Member]
Line of Credit Facility, Number of Repayment Instalments			14
Line of Credit Facility, Periodic Payment			$ 235
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 9,577
Junior Facility [Member] | Tranche C [Member]
Line of Credit Facility, Number of Repayment Instalments			14
Line of Credit Facility, Periodic Payment			$ 233
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 9,604